Short Term Investments	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Short Term Investments [Abstract]
Short term investments
8	Short term investments

The components of short term investments were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Certificate of deposits	$-	$298,495
Short term investments	$-	$298,495

8 (a)	Short term investments

The components of short term investments were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Certificate of deposits*	$298,495	$-
Short term investments	298,495	-

*	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as bank guarantee during the restructuring process, resulting in the adjustment of a certificate of deposit amounting to $127,609. However, as of March 31, 2024, the event has considered probable and thus, certificate of deposits has been adjusted against the outstanding liability of Lease Plan India Private Limited as of balance sheet date (Refer Note 12).

Further, certificate of deposits amounting to $259,992 with Mahindra and Mahindra Financial Services are under lien against debt availed. These were presented under “Short term investments with related parties” and “Investments with related parties” as on March 31, 2023. (Refer Note 8(b) and 14(b)).

8 (b)	Short term investments with related parties

The components of short term investments were as follows:

(In USD)

As at	March 31, 2024	March 31, 2023

Certificate of deposits with related parties*	-	166,540
Short term investments	-	166,540

*	Mahindra & Mahindra Financial Services Limited was a related party till December 28, 2023, hence the outstanding balance as on March 31, 2024 with the related party has been disclosed under certificate of deposits in Note 8(a) above.

Further, these deposits are under lien against debt availed from the party.